Deposits (Details Textual) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deposits [Line Items]
Deposits Assets, Noncurrent	$ 3,707,702	$ 4,088,976
Payment For Utilization Of Patent [Member]
Deposits [Line Items]
Deposits Assets, Noncurrent	2,117,700
Payment For Purchase Of Equipment [Member]
Deposits [Line Items]
Deposits Assets, Noncurrent	1,101,302	3,271,181
Payment For Sponsored Research And Development Project [Member]
Deposits [Line Items]
Deposits Assets, Noncurrent	488,700
Payment For Development Of Software [Member]
Deposits [Line Items]
Deposits Assets, Noncurrent		$ 817,795